Debt (Details) - Part 3 - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Nov. 18, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Part 3 [Line Items]
Net proceeds								$ 7,221,164	$ 12,253,585	$ 3,877,759
Amortization of debt issuance costs							$ 128,583	104,878	$ 189,414	$ 9,460
Percentage of face value of debt instrument				75.00%					50.00%	75.00%
Factor to be considered for calculating the redemption					2		2		2
Multiplier to conversion price			0.65
Multiplier to conversion price on automatic exension			0.6
Gain loss on extinguishment of debt					$ (16,105)		$ (16,105)
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) - Part 3 [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)		442,458
Lender One [Member] | Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) - Part 3 [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)		29,896
Lender Two [Member] | Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) - Part 3 [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)		352,771
Lender Three [Member] | Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt (Details) - Part 3 [Line Items]
Debt conversion, Converted instrument, Shares issued (in Shares)		59,792
Bridge Note Detachable Warrants [Member]
Debt (Details) - Part 3 [Line Items]
Warrants and rights outstanding, term					5 years		5 years
Fair value of warrant					$ 429,284		$ 429,284
Bridge Note Detachable Warrants [Member] | Measurement Input, Share Price [Member]
Debt (Details) - Part 3 [Line Items]
Class of warrant or right issued during the period shares					0.44		0.44
Bridge Note Detachable Warrants [Member] | Measurement Input, Price Volatility [Member]
Debt (Details) - Part 3 [Line Items]
Class of warrant or right issued during the period shares					27		27
Bridge Note Detachable Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt (Details) - Part 3 [Line Items]
Class of warrant or right issued during the period shares					1.53		1.53
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member]
Debt (Details) - Part 3 [Line Items]
Original Principal			$ 1,136,364
Maturity date			Mar. 31, 2023
Debt instrument percentage of discount			12.00%
Interest rate per annum			12.00%		12.00%		12.00%
Percentage of gross revenue payable on defalut event			20.00%
Multiplier to conversion price			0.65
Multiplier to conversion price on automatic exension			0.6
Stock issued during period shares (in Shares)			41,167
Pecentage of Face Value of Brige Note Common Stock Issuable			75.00%
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member] | Before Debt Initial Maturity Date [Member]
Debt (Details) - Part 3 [Line Items]
Fair value amount of debt instrument repurchased					$ 1,136,364		$ 1,136,364
Percentage price of original principal amount of debt at which debt can be redeemed			120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member] | After Debt Initial Maturity Date [Member]
Debt (Details) - Part 3 [Line Items]
Fair value amount of debt instrument repurchased			$ 1,136,364
Percentage price of original principal amount of debt at which debt can be redeemed			120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member]
Debt (Details) - Part 3 [Line Items]
Original Principal			$ 568,182
Interest rate per annum			12.00%		12.00%		12.00%		12.00%
Percentage of gross revenue payable on defalut event			20.00%
Pecentage of Face Value of Brige Note Common Stock Issuable			75.00%
Debt instrument Initial maturity date			Jan. 24, 2023
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member] | Before Debt Initial Maturity Date [Member]
Debt (Details) - Part 3 [Line Items]
Fair value amount of debt instrument repurchased					$ 568,182		$ 568,182		$ 568,182
Percentage price of original principal amount of debt at which debt can be redeemed			120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member] | After Debt Initial Maturity Date [Member]
Debt (Details) - Part 3 [Line Items]
Fair value amount of debt instrument repurchased			$ 568,182
Percentage price of original principal amount of debt at which debt can be redeemed			120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Bridge Note Detachable Warrants [Member]
Debt (Details) - Part 3 [Line Items]
Interest rate per annum			12.00%
Bridge Loans [Member]
Debt (Details) - Part 3 [Line Items]
Gain loss on extinguishment of debt	$ 16,105
Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - Part 3 [Line Items]
Original Principal				$ 2,500,000						$ 2,500,000
Short Term Secured Convertible Debt One [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - Part 3 [Line Items]
Original Principal				$ 2,500,000						$ 2,500,000
Original issue discount rate				12.00%						12.00%
Maturity date				Jan. 24, 2023
Original issue discount amount				$ 300,000						$ 300,000
Conversion price rate				40.00%						40.00%
Net proceeds				$ 1,100,000
Issuance costs				70,500						$ 70,500
Debt issuance costs gross two				$ 54,000						54,000
Amortization of debt issuance costs					$ 0	$ 64,670	$ 62,758	$ 92,629	$ 123,727	$ 773
Short Term Secured Convertible Debt One [Member] | IPO [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - Part 3 [Line Items]
IPO discount rate				35.00%						35.00%
Short Term Secured Convertible Debt One [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Three [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - Part 3 [Line Items]
Percentage of face value of debt instrument					50.00%		50.00%		50.00%
Short Term Secured Convertible Debt One [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Seven [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - Part 3 [Line Items]
Percentage of face value of debt instrument					75.00%		75.00%		75.00%
Short Term Secured Convertible Debt One [Member] | Non Consummation Of Qualified Financing Or Non Repayment Of Loan [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - Part 3 [Line Items]
Percentage of face value of debt instrument					100.00%		100.00%		100.00%